Related-Party Transactions	12 Months Ended
Dec. 31, 2011
Related-Party Transactions

Note 16—Related-Party Transactions

As presented in our consolidated financial statements and described in Note 4, the Company entered into promissory note agreements with TPDI and Transocean to fund TPDI. The promissory notes accrued interest at LIBOR plus 2% per annum. During the years ended December 31, 2011, 2010 and 2009, the Company recorded related-party interest income from the Joint Venture of $0.5 million, $2.0 million and $2.1 million on the promissory notes, respectively. As of December 31, 2011 and 2010, promissory notes to the Joint Venture were $0 and $139.9 million, respectively. As of December 31, 2011 and 2010, the accrued interest receivable on these promissory notes was $0 and $5.5 million, respectively.

As presented on our consolidated financial statements and described in notes 8 and 9, Pacific Drilling had a related-party loan payable. On December 31, 2010, the Quantum Pacific Group was assigned all outstanding principal and accrued interest of the loan from Winter Finance, which was then converted into 1,115,761 shares of Pacific Drilling. During the year ended December 31, 2011, Pacific Drilling borrowed $142.2 million. On March 23, 2011, all outstanding related–party loan principal and accrued interest, in the amount of $142.8 million, was converted into equity of Pacific Drilling Limited.

The Company executed a noncancelable operating lease in September 2009 for office space in Singapore for a period of 28 months with Tanker Pacific Management (Singapore) PTE Ltd. (“Tanker Pacific”), which may be considered an affiliated company. During the years ended December 31, 2011, 2010 and 2009, rent expense under this lease was $0.3 million, $0.3 million and $0.2 million, respectively. The Company also has an agreement with Tanker Pacific for the use of the services of certain Tanker Pacific employees on an ad hoc basis. During the years ended December 31, 2011, 2010 and 2009, expenses for the services of Tanker Pacific employees used by the Company under this arrangement were $0.3 million, $0.5 million and $1.1 million, respectively.

On March 30, 2011, we transferred our equity interest in TPDI, including promissory notes, to a subsidiary of the Quantum Pacific Group. We did not receive any consideration for the transfer. In connection with the TPDI Transfer, we entered into a management agreement pursuant to which we provide day-to-day oversight and management services with respect to the Quantum Pacific Group’s equity interest in TPDI for a fee of $4,000 per drillship per day, or $8,000 per day. Unless terminated earlier in accordance with its terms, the management agreement will remain in full force and effect in perpetuity. During the years ended December 31, 2011, 2010 and 2009, management fee income of $2.2 million, $0 and $0, respectively, was recorded in other income (expense) within our consolidated statements of operations. As of December 31, 2011 and 2010, $0.7 million and $0 due from Quantum Pacific Group is included in accounts receivable.

The joint venture agreements relating to TPDI provide Quantum Pacific Group with a put option that allows it to exchange its 50% interest in TPDI for shares of Transocean Ltd. or cash at a purchase price based on an appraisal of the fair value of the two vessels owned by TPDI, subject to various customary adjustments. In conjunction with the TPDI Transfer and a related amendment to the Original Project Facilities Agreement, a subsidiary of the Quantum Pacific Group guaranteed to the lenders that any proceeds from the exercise of the put option relating to the equity interest in TPDI will be used to prepay or secure the Project Facilities Agreement. In consideration for this guarantee, we agreed to pay the Quantum Pacific Group a fee of 0.25% per annum on the outstanding borrowings on the Project Facilities Agreement. During the years ended December 31, 2011, 2010 and 2009, guarantee fees of $1.9 million, $0 and $0, respectively, were incurred of which $1.5 million, $0 and $0, respectively, were recorded to property and equipment as capitalized interest costs. As of December 31, 2011 and 2010, $0.8 million and $0 due to Quantum Pacific Group is included in accrued interest payable.

We have marketing and logistic services agreements with Derotech, a Company which may be considered an affiliate. During the years ended December 31, 2011, 2010 and 2009, we incurred fees of $3.1 million, $0.2 million and $0 under the marketing and logistic services agreements, respectively.

In connection with the Pacific Bora and Pacific Santa Ana contracts with Chevron, the Quantum Pacific Group has guaranteed, subject to certain excuses from guarantee, prompt and proper performance by us of all obligations under the drilling contract. The Quantum Pacific Group guarantee to Chevron includes any payments due to Chevron, indemnification with respect to certain intellectual property, satisfaction of any patent infringement judgment and a provision to substitute a drilling unit if one is available on substantially similar terms and the Pacific Santa Ana or the Pacific Bora is rendered unavailable.

On November 16, 2011, we entered into a registration rights agreement with regard to the 150,000,000 common shares currently owned by our controlling shareholder and affiliate, Quantum Pacific Group, as well as any shares that Quantum Pacific Group purchases in the future.